Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

14. SUBSEQUENT EVENTS

The Company has assessed all events from June 30, 2025 up through December 12, 2025 that these unaudited condensed consolidated financial statements are available to be issued, unless as disclosed below, there are not any material subsequent events that require disclosure in these unaudited condensed consolidated financial statements.

On July 31, 2025, Jilin Zhengye entered into a loan agreement with Industrial Bank Jilin Branch, pursuant to which Jilin Zhengye obtained a loan in the amount of RMB5,000 (US$698) with a term from August 1, 2025 to July 31, 2028, at a fixed interest rate of 4.20%.

On September 8, 2025, Jilin Zhengye entered into a loan agreement with China Minsheng Bank Jilin Branch, pursuant to which Jilin Zhengye obtained a loan in the amount of RMB4,990 (US$697) with a term from September 8, 2025 to September 8, 2026, at a fixed interest rate of 3.85%.

On October 20, 2025, Jilin Zhengye entered into a loan agreement with Industrial Bank Hong Kong Branch, pursuant to which Jinlin Zhengye obtained a foreign currency loan equivalent to RMB10,568 (US$1,475) with a term from November 7, 2025 to November 6, 2026, at a fixed interest rate of 2.89%.

On December 10, 2025, Jilin Zhengye entered into a loan agreement with Industrial Bank Jilin Branch, pursuant to which Jilin Zhengye obtained a loan in the amount of RMB8,000 (US$1,117) with a term from December 10, 2025 to December 9, 2026, at a fixed interest rate of 4.10%.

On August 1, 2025, Jilin Zhengye repaid RMB5,000 (US$698) to Industrial Bank Jilin Branch with a fixed interest rate of 4.30%.

On August 28, 2025, Jilin Zhengye repaid RMB3,000 (US$419) to China Minsheng Bank Jilin Branch with a fixed interest rate of 3.85%.

On August 28, 2025, Jilin Zhengye repaid RMB1,990 (US$278) to China Minsheng Bank Jilin Branch with a fixed interest rate of 3.85%.

On September 21, 2025, Jilin Zhengye repaid RMB100 (US$14) to Industrial Bank Jilin Branch with a fixed interest rate of 4.00%.

On November 24, 2025, Jilin Zhengye repaid RMB20,222 (US$2,823) to Industrial Bank Hong Kong Branch with a fixed interest rate of 3.15%.

On December 10, 2025, Jilin Zhengye repaid RMB8,000 (US$1,117) to Industrial Bank Jilin Branch with a fixed interest rate of 4.30%.